SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 94.7%
	Alabama — 4.6%
	Alabama Housing Finance Authority (FHLMC, FNMA, GNMA),
[a]	5.05% due 10/1/2045	$1,000,000	$ 1,008,605
	Series A, 4.875% due 10/1/2055	1,515,000	1,479,966
	Alabama Housing Finance Authority (TBG Southtown Senior LP) (FNMA) (Green Bond), Series 2023-04FN Class PT, 5.23% due 10/1/2041	1,500,000	1,554,314
[b]	Black Belt Energy Gas District (Guaranty: BP plc), Series D, 5.00% due 3/1/2055 (put 11/1/2034)	2,000,000	2,125,362
	Homewood Educational Building Authority (CHF - Horizons II LLC), Series C, 5.00% due 10/1/2056	500,000	472,446
	Jacksonville Public Educational Building Authority (Jacksonville State University) (BAM), Series A, 5.00% due 8/1/2056	2,500,000	2,451,997
	Mobile County (AM/NS Calvert LLC; Guaranty: Arcelormittal SA) IDA AMT, Series A, 5.00% due 6/1/2054	1,250,000	1,192,440
[b]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	1,000,000	1,054,059
	Southeast Energy Authority A Cooperative District (Guaranty: Deutsche Bank AG), Series A, 5.00% due 11/1/2034 - 11/1/2035	3,210,000	3,328,235
[b]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	1,000,000	1,068,271
[b]	Southeast Energy Authority A Cooperative District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 1/1/2054 (put 6/1/2030)	1,000,000	1,053,368
	Arizona — 4.3%
	Arizona (FHLMC, FNMA, GNMA) IDA, Series A, 5.15% due 10/1/2053	370,000	372,864
	Chandler (Intel Corp.) IDA AMT,
[b]	4.10% due 12/1/2037 (put 6/15/2028)	850,000	853,358
[b]	Series 2022-2, 5.00% due 9/1/2052 (put 9/1/2027)	3,125,000	3,177,628
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT,
	5.00% due 7/1/2048	1,765,000	1,740,936
	Series A, 5.00% due 7/1/2042	1,750,000	1,740,981
	Series B, 5.00% due 7/1/2044	1,000,000	992,854
[b]	Coconino County Pollution Control Corp. (Nevada Power Co.) AMT, Series A, 4.125% due 9/1/2032 (put 3/31/2026)	1,065,000	1,071,400
[b]	Maricopa County (Banner Health Obligated Group) IDA, Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	1,000,000	1,080,489
	Maricopa County (Legacy Traditional School Obligated Group) IDA, 5.25% due 7/1/2055	850,000	810,716
[b]	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico), Series A, 0.875% due 6/1/2043 (put 10/1/2026)	3,000,000	2,896,386
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	1,000,000	943,204
	California — 7.3%
	Benicia (Benicia High School) (AG) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	798,462
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2032	350,000	357,335
	California (Community Program Developmental Disabilities) (California Mtg Insurance) HFFA, Series A, 6.25% due 2/1/2026	425,000	426,124
[b]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	4,200,000	4,394,137
[b]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	1,000,000	993,804
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2027	430,000	446,784
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM) (Green Bond), 4.00% due 5/15/2041	500,000	482,165
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	1,400,000	1,436,407
	California Pollution Control Financing Authority (Guaranty: Waste Management, Inc.) AMT, Series A1, 3.375% due 7/1/2025	2,000,000	1,999,982
[c]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) LP Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	943,886
[b]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	1,250,000	1,264,307
[c]	California School Finance Authority, Series A, 5.00% due 10/1/2042	1,000,000	985,470
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2030	175,000	183,870
	Calipatria (Educational Facilities) (BAM) USD GO, Series B, Zero Coupon due 8/1/2025	325,000	323,960
[b]	Central Valley Energy Authority (Guaranty: Pacific Life Insurance Co.), 5.00% due 12/1/2055 (put 8/1/2035)	1,000,000	1,071,760
	City of Long Beach Airport System Revenue (AG) AMT,
	Series C,
	5.00% due 6/1/2042	750,000	756,663
	5.25% due 6/1/2047	500,000	507,982
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.00% due 5/15/2055	1,000,000	999,185
[a]	City of Rialto (Community Facilities District No. 2020-1), 5.125% due 9/1/2055	1,000,000	988,473
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	625,974
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series A, 6.50% due 11/1/2039	1,245,000	1,485,009
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2047	550,000	550,019
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2035 (pre-refunded 8/1/2025)	1,000,000	1,001,935
	San Diego County Regional Airport Authority AMT, Series B, 5.00% due 7/1/2049	1,000,000	964,768
[b]	San Joaquin Valley Clean Energy Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 5.50% due 1/1/2056 (put 7/1/2035)	1,500,000	1,642,525
	Union Elementary School District (Santa Clara County District Schools) (NPFG) GO, Series D, Zero Coupon due 9/1/2027	905,000	857,432
	Colorado — 3.5%
	City & County of Denver (4340 South Monaco LLC) (FNMA), Series A, 4.70% due 10/1/2042	1,000,000	967,894
	City & County of Denver Airport System Revenue AMT,
	Series A,
	5.00% due 11/15/2036 - 12/1/2048	2,065,000	2,094,039

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	5.25% due 12/1/2043	$ 150,000	$ 151,826
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.50% due 11/1/2047	1,000,000	1,033,307
	Series A-2, 5.00% due 8/1/2044	1,600,000	1,580,167
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2039 - 11/1/2044	3,015,000	3,044,014
	Colorado Educational & Cultural Facilities Authority (Roosevelt Charter Academy) (BAM), 5.00% due 7/1/2055	575,000	561,218
	Public Authority for Colorado Energy (Natural Gas Purchase; Guaranty: Merrill Lynch & Co.), 6.50% due 11/15/2038	260,000	304,081
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 7/15/2032	1,215,000	1,294,398
	STC Metropolitan District No. 2 (AG) GO, Series A, 5.00% due 12/1/2055	750,000	716,540
	Village Metropolitan District GO, 5.00% due 12/1/2040	1,000,000	1,001,308
	Connecticut — 0.8%
	State of Connecticut GO, Series A, 5.00% due 4/15/2035	2,000,000	2,091,954
	Waterbury Housing Authority (Laurel Estates Preservation LLC) (HUD, FHLMC), Series 2025A, 4.50% due 2/1/2042	1,000,000	977,773
	Delaware — 0.8%
[c]	Delaware State (Academia Antonia Alonso, Inc.) EDA, Series A, 6.00% due 7/1/2055	1,000,000	1,004,776
	Delaware State (ACTS Retirement-Life Communities, Inc. Obligated Group) EDA, Series B, 5.25% due 11/15/2053	1,000,000	996,885
	Delaware State (Beebe Medical Center, Inc.) HFA, 4.00% due 6/1/2035	1,080,000	1,018,527
	District of Columbia — 0.8%
	District of Columbia Housing Finance Agency (BCP II LLC) (FNMA) (Green Bond), Series A, 4.875% due 9/1/2045	1,000,000	968,494
	Metropolitan Washington Airports Authority (Dulles Toll Road) (AG), Series B, Zero Coupon due 10/1/2027	1,500,000	1,400,549
[a]	Metropolitan Washington Airports Authority Aviation Revenue AMT, 5.00% due 10/1/2050	500,000	497,511
	Florida — 5.6%
[c]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	300,000	299,272
[c]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	3,000,000	3,050,244
	City of Pompano Beach (John Knox Village of Florida, Inc. Obligated Group),
	4.00% due 9/1/2040	1,000,000	852,204
	Series A, 4.00% due 9/1/2036	500,000	462,068
[c]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series A, 5.625% due 1/1/2060	1,200,000	1,145,748
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,008,472
	County of Broward Airport System Revenue AMT, Series A, 5.00% due 10/1/2049	1,000,000	985,621
	County of Miami-Dade Aviation Revenue AMT, Series B, 5.00% due 10/1/2040	1,000,000	1,001,011
	County of Miami-Dade Transit System, 5.00% due 7/1/2046	1,000,000	1,017,546
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2056	1,000,000	905,163
	Florida Housing Finance Corp. (SP Palms LLC) (FHLMC), Series F-1, 4.90% due 11/1/2042	875,000	874,672
	Greater Orlando Aviation Authority AMT, Series A, 5.00% due 10/1/2042	2,200,000	2,186,560
	Lee County (Shell Point Obligated Group) IDA, Series B-1, 4.75% due 11/15/2029	1,500,000	1,509,067
	Miami-Dade County Housing Finance Authority (RGC Phase I LLC) (FNMA, HUD), Series A, 4.88% due 3/1/2046	1,000,000	973,142
	Miami-Dade County School Board (District School Facilities & Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,101,430
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	2,270,000	2,268,032
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2047	250,000	242,021
	Palm Beach County (Lifespace Communities, Inc. Obligated Group) HFA, Series C, 7.625% due 5/15/2058	500,000	566,897
	Georgia — 4.1%
	City of Atlanta (Airport Passenger Facility) (Green Bond) AMT, Series E, 5.00% due 7/1/2040	100,000	101,989
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[b]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	1,500,000	1,507,045
[b]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	1,000,000	1,050,518
[b]	Series E, 5.00% due 5/1/2055 (put 12/1/2032)	1,500,000	1,580,961
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2036	3,700,000	3,820,731
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[b]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	1,250,000	1,259,054
[b]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	3,000,000	3,171,411
	Municipal Electric Authority of Georgia (AG), Series A, 5.00% due 7/1/2053	1,500,000	1,491,639
	Municipal Electric Authority of Georgia (BAM), Series A, 5.00% due 1/1/2049	1,000,000	992,838
	Illinois — 9.3%
	Chicago Board of Education Dedicated Capital Improvement Tax,
	5.50% due 4/1/2042	500,000	523,773
	5.75% due 4/1/2048	1,000,000	1,035,840
	Chicago Board of Education GO, Series A, 6.00% due 12/1/2049	1,000,000	1,042,430
	Chicago Midway International Airport AMT, Series A, 5.00% due 1/1/2048	500,000	489,049
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2042	1,000,000	1,005,658
	City of Chicago (Midway International Airport) AMT, Series A, 5.00% due 1/1/2026	1,000,000	1,008,826
	City of Chicago GO,
	6.00% due 1/1/2050	500,000	515,396
	Series A,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	5.625% due 1/1/2031	$ 500,000	$ 512,288
	6.00% due 1/1/2038	3,330,000	3,421,096
	Illinois Finance Authority (Plymouth Place Obligated Group), Series A, 6.625% due 5/15/2052	1,000,000	1,036,757
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2035	2,355,000	2,359,434
	Illinois Finance Authority (Washington & Jane Smith Community-Orland Park), 4.00% due 10/15/2025 - 10/15/2027	1,010,000	1,007,292
	Illinois State Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	1,000,000	1,000,278
	Illinois State University (AG), Series A, 5.00% due 4/1/2033 - 4/1/2036	965,000	1,003,490
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 6/15/2050	1,500,000	1,463,022
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	1,000,000	1,037,634
	State of Illinois (BAM) GO, 4.00% due 6/1/2041	1,280,000	1,169,764
	State of Illinois GO,
	5.50% due 5/1/2039	375,000	395,831
	5.75% due 5/1/2045	1,600,000	1,656,382
	Series A, 5.50% due 3/1/2042 - 3/1/2047	2,000,000	2,073,239
	Series B, 5.25% due 5/1/2048	295,000	297,350
	Series D, 5.00% due 11/1/2028	3,000,000	3,112,737
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	4,663,878
	State of Illinois Sales Tax Revenue (BAM), Series B, 4.75% due 6/15/2043	2,005,000	2,014,620
	Indiana — 2.0%
[b]	City of Whiting (BP Products North America, Inc.; Guaranty: BP plc) AMT, 4.40% due 11/1/2045 (put 6/10/2031)	1,000,000	1,000,897
	Indiana Finance Authority (Baptist Healthcare System Obligated Group), Series A, 5.00% due 8/15/2051	620,000	594,321
	Indiana Finance Authority (Indiana Masonic Home, Inc. Obligated Group), Series B, 5.50% due 5/1/2054	500,000	490,077
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	1,300,000	1,322,442
	Indiana Finance Authority (Reid Hospital & Health Care Services, Inc. Obligated Group) (AG), 5.00% due 1/1/2042	1,000,000	1,003,533
	Indiana Finance Authority (Retirement Living, Inc. Obligated Group), Series A, 5.375% due 3/1/2055	1,250,000	1,218,919
[b]	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT, Series B, 4.00% due 5/1/2043 (put 8/1/2028)	1,500,000	1,530,840
	Iowa — 2.3%
[b]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	2,075,000	2,342,866
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series 2024 A&B, 5.125% due 5/15/2059	3,000,000	2,800,068
	Iowa Finance Authority (Pella Regional Health Center Obligated Group), 5.25% due 12/1/2050	1,000,000	974,561
	Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center), 5.00% due 10/1/2047	750,000	719,764
[b]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	1,650,000	1,674,420
	Kansas — 0.6%
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,002,227
	Kentucky — 3.4%
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	1,500,000	1,501,021
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[b]	4.00% due 8/1/2052 (put 8/1/2030)	5,500,000	5,535,893
[b]	5.25% due 4/1/2054 (put 2/1/2032)	5,000,000	5,345,580
	Louisiana — 1.3%
[c]	Louisiana Local Government Environmental Facilities & Community Development Auth (Christwood Obligated Group), 5.25% due 11/15/2053 - 11/15/2059	775,000	720,067
[c]	Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy), 6.15% due 6/15/2055	1,500,000	1,508,989
	Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group), Series A, 5.00% due 7/1/2048	1,500,000	1,463,516
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series 2025-A, 5.25% due 5/15/2055	1,000,000	1,015,622
	Maryland — 0.3%
	Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) (AG), 5.00% due 7/1/2055	1,000,000	992,312
	Massachusetts — 0.5%
[c]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series A, 5.875% due 12/1/2060	1,500,000	1,389,261
	Massachusetts Housing Finance Agency (HUD) (Green Bond), Series C1, 5.20% due 12/1/2053	500,000	506,963
	Michigan — 3.8%
	City of Detroit (Green Bond) GO, Series A, 5.00% due 4/1/2032	300,000	319,135
	Detroit City School District (School Building & Site) (AG, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,043,129
	Gerald R Ford International Airport Authority AMT, 5.00% due 1/1/2041	1,200,000	1,232,546
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital), Series A, 5.25% due 5/15/2041	140,000	140,155
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,001,078
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), Series 2017-MI, 5.00% due 12/1/2027	165,000	170,502
	Michigan HDA, Series B, 2.95% due 12/1/2039	3,000,000	2,430,063
	Michigan HDA (Green Bond), Series A, 4.90% due 12/1/2048	1,400,000	1,400,242
	Michigan State HDA (Green Bond), Series A, 5.00% due 12/1/2055	750,000	753,034
	Michigan State Hospital Finance Authority (Ascension Health Credit Group), Series F-4, 5.00% due 11/15/2047	2,250,000	2,253,067
[b]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	500,000	493,055

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	$2,615,000	$ 2,619,365
	Minnesota — 0.3%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	993,161	1,034,485
	Missouri — 0.5%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2048	900,000	877,498
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA), Series C, 5.00% due 11/1/2055	1,000,000	979,236
	Nebraska — 0.9%
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 9/1/2031	1,500,000	1,587,051
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	1,757,969
	Nevada — 0.5%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2037	1,060,000	1,061,618
[b]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	760,000	770,828
	New Hampshire — 0.1%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	400,000	397,191
	New Jersey — 3.6%
	Camden County Improvement Authority (Kipp Cooper Norcross Obligated Group) (Green Bond), 6.00% due 6/15/2052	1,000,000	1,027,725
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2033	500,000	529,764
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N1, 5.50% due 9/1/2027	1,000,000	1,052,484
	New Jersey Higher Education Student Assistance Authority AMT,
	Series A, 5.00% due 12/1/2033	1,000,000	1,041,768
	Series C, 5.25% due 12/1/2054	300,000	281,725
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	1,600,000	1,611,831
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2035	2,000,000	2,067,970
	New Jersey Transportation Trust Fund Authority (State of New Jersey), Series AA, 5.00% due 6/15/2046	1,000,000	995,941
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	3,000,000	3,051,741
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series AA, 5.00% due 6/15/2038	1,500,000	1,537,485
	New Mexico — 1.8%
[b]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	750,000	758,482
	City of Santa Fe (El Castillo Retirement Residences Obligated Group),
	5.00% due 5/15/2034	1,465,000	1,465,102
	Series A, 5.00% due 5/15/2039 - 5/15/2049	1,950,000	1,838,173
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2033 - 7/1/2034	1,445,000	1,397,129
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series C, 5.10% due 9/1/2055	1,000,000	1,004,112
	New York — 2.4%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools) (Green Bond), 5.25% due 7/1/2052	1,000,000	989,576
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	1,000,000	1,021,596
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2030	1,045,000	1,058,082
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD) (Green Bond), Series A, 4.45% due 8/1/2043	1,500,000	1,448,917
	New York Transportation Development Corp. (Delta Air Lines, Inc.) AMT, 6.00% due 4/1/2035	1,000,000	1,086,299
	New York Transportation Development Corp. (Laguardia Gateway Partners LLC) AMT, Series A-P3, 5.00% due 7/1/2046	1,000,000	982,794
	Port Authority of New York & New Jersey AMT, Series 238 5.00% due 7/15/2037	500,000	519,951
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT,
	Series 248,
	4.10% due 4/1/2032	770,000	754,970
	4.125% due 10/1/2032	210,000	204,747
	4.20% due 4/1/2033	845,000	821,147
	North Carolina — 1.5%
	Greater Asheville Regional Airport Authority (AG) AMT, Series A, 5.25% due 7/1/2039	1,000,000	1,041,276
	Housing Authority of the City of Raleigh North Carolina (919 at Cross Link LP) (FNMA), Series A, 4.50% due 2/1/2043	2,700,000	2,656,336
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2054	1,650,000	1,573,503
	North Dakota — 0.9%
	City of Horace GO,
	Series C,
	4.75% due 5/1/2044	1,000,000	940,222
	5.00% due 5/1/2050	1,400,000	1,335,466
	North Dakota Housing Finance Agency (Green Bond), Series A, 5.05% due 7/1/2053	1,000,000	1,001,526
	Ohio — 2.0%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.25% due 11/15/2030	1,420,000	1,451,792
	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00% due 6/1/2055	3,000,000	2,548,248
	Columbus-Franklin County Finance Authority, Series A, 5.125% due 1/1/2044	1,000,000	1,005,428
	County of Hamilton (Life Enriching Communities Obligated Group), Series A, 5.50% due 1/1/2043	500,000	507,975
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2043	775,000	778,346
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2038	1,105,000	1,152,293

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Oklahoma — 0.2%
	Cleveland County Home Loan Authority (GNMA), Series A, 4.45% due 7/1/2044	$ 800,000	$ 764,608
	Oregon — 0.6%
[b]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	1,900,000	2,070,833
	Pennsylvania — 4.7%
	City of Philadelphia (Pennsylvania Gas Works), Series 15, 5.00% due 8/1/2047	1,000,000	991,973
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2042	1,000,000	971,476
	City of Philadelphia Water & Wastewater Revenue, Series B, 5.00% due 11/1/2049	1,000,000	1,003,803
	County of Luzerne (AG) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,005,886
	Geisinger Authority (Kaiser Obligated Group), Series A, 5.00% due 4/1/2050	2,825,000	2,788,303
	General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group), Series A, 5.00% due 6/1/2049	1,605,000	1,570,247
	Montgomery County (ACTS Retirement-Life Communities, Inc. Obligated Group) IDA, Series C, 5.00% due 11/15/2045	1,000,000	966,800
[b]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	500,000	506,507
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2030 - 5/1/2031	2,230,000	2,314,373
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.75% due 6/30/2048	1,000,000	1,030,894
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2033 - 7/1/2046	2,800,000	2,605,588
[b]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,500,000	1,441,608
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2038	100,000	102,431
	South Carolina — 2.7%
[b]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	1,350,000	1,434,182
[b]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	5,000,000	5,300,855
[b,c]	South Carolina Jobs-EDA (Enerra SC-1 LLC) AMT, 3.70% due 12/15/2027 (put 12/1/2026)	1,500,000	1,508,382
[b]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	1,495,000	1,497,814
	Tennessee — 2.2%
	Health & Educational Facilities Board of The Metropolitan Government of Nashville, Series 2024-11FN Class PT, 4.80% due 7/1/2043	2,000,000	1,970,533
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Shelby House II LP) (FNMA), Series 2024-18FN Class PT, 4.60% due 12/1/2044	3,500,000	3,370,674
	Tennessee (Green Bond) HDA, Series 2A, 4.45% due 7/1/2043	1,000,000	943,474
[b]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	1,500,000	1,576,375
	Texas — 7.1%
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2045	1,000,000	1,005,546
	City of Austin Airport System Revenue, Series A, 5.00% due 11/15/2049	1,000,000	1,009,048
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038	2,000,000	2,079,106
	Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.) (PSF-GTD), 5.25% due 2/15/2049	1,000,000	1,024,525
	Dallas College GO,
	5.00% due 2/15/2037	360,000	360,582
	5.00% due 2/15/2037 (pre-refunded 8/15/2025)	140,000	140,366
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	1,350,000	1,365,884
[b]	Mission Economic Development Corp. (Republic Services, Inc.) AMT, 4.10% due 1/1/2026 (put 8/1/2025)	1,750,000	1,744,813
	New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group), Series A, 6.50% due 10/1/2055	1,000,000	1,001,229
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2052	500,000	500,187
	San Antonio Housing Trust Public Facility Corp. (Brooks Family Apartments LP) (FNMA), Series A, 4.55% due 3/1/2043	3,500,000	3,388,791
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2044 - 10/1/2049	3,375,000	3,289,625
	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway TX Owner LP) (FNMA), Series A, 4.60% due 3/1/2043	4,100,000	3,951,928
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2029	1,435,000	1,506,338
[b]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	2,000,000	2,198,388
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	850,000	869,184
	Texas State Technical College (AG), Series A, 5.75% due 8/1/2047	545,000	584,528
	U. S. Virgin Islands — 0.1%
	Matching Fund Special Purpose Securitization Corp., Series A, 5.00% due 10/1/2025	500,000	500,961
	Utah — 1.4%
[c]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	2,000,000	1,984,834
[c]	Tech Ridge Public Infrastructure District Tech Ridge Assessment Area, 6.25% due 12/1/2054	1,000,000	1,003,537
[c]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	900,000	811,030
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039 - 4/15/2049	1,200,000	1,184,432
	Virginia — 1.1%
	Henrico County (Bon Secours Mercy Health, Inc.) EDA, Series A, 5.00% due 11/1/2048	650,000	653,358
	Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group), Series A, 7.00% due 9/1/2053	1,000,000	1,092,255
	Virginia HDA,
	Series C, 4.70% due 7/1/2043	1,205,000	1,182,022
[a]	Series F, 5.00% due 7/1/2045	1,000,000	1,000,804
	Washington — 0.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A2, 5.00% due 8/1/2044	$1,000,000	$ 989,758
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2048	1,000,000	981,178
[c]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	900,000	932,950
	West Virginia — 1.6%
[b]	West Virginia (Kentucky Power Co.) EDA AMT, Series 2014-A, 4.70% due 4/1/2036 (put 6/17/2026)	1,745,000	1,763,216
	West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group), 5.00% due 6/1/2047	3,000,000	2,941,140
	West Virginia Parkways Authority, 5.00% due 6/1/2047	1,000,000	1,013,818
	Wisconsin — 2.4%
[b]	Public Finance Authority (Duke Energy Progress LLC) AMT, Series B, 4.00% due 10/1/2046 (put 10/1/2030)	1,000,000	1,019,113
	Public Finance Authority (Kahala Senior Living Community Obligated Group), 5.00% due 11/15/2033 - 11/15/2035	1,050,000	1,140,704
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2026 - 1/1/2032	2,270,000	2,297,319
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2039	245,000	227,947
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2035 - 10/1/2046	3,145,000	2,741,096
	Wisconsin Housing & EDA Housing Revenue (HUD), Series D, 4.85% due 11/1/2048	1,500,000	1,464,307
	Total Long-Term Municipal Bonds — 94.7% (Cost $341,450,754)		345,135,772
	SHORT-TERM INVESTMENTS — 5.2%
	Municipal Bonds — 5.2%
	New York — 3.2%
[b]	Metropolitan Transportation Authority (LOC Barclays Bank plc), Series E 1, 3.90% due 11/15/2050 (put 7/1/2025)	5,260,000	5,260,000
[b]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series B4, 4.00% due 8/1/2042 (put 7/1/2025)	6,500,000	6,500,000
	Texas — 2.0%
[b]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.00% due 4/1/2040 (put 7/1/2025)	7,250,000	7,250,000
	Total Municipal Bonds — 5.2% (Cost $19,010,000)		19,010,000
	Mutual Fund — 0.0%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.20%	70,703	70,703
	Total Mutual Fund — 0.0% (Cost $70,703)		70,703
	Total Short-Term Investments — 5.2% (Cost $19,080,703)		19,080,703
	Total Investments — 99.9% (Cost $360,531,457)		$364,216,475
	Other Assets Less Liabilities — 0.1%		466,310
	Net Assets — 100.0%		$364,682,785

Footnote Legend
a	When-issued security.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2025.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $17,288,446, representing 4.74% of the Fund’s net assets.
d	Rate represents the money market fund annualized seven-day yield at June 30, 2025.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2025 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
FHA	Insured by Federal Housing Administration
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
LOC	Letter of Credit
Mtg	Mortgage
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.